Statements of Stockholders' Equity (Deficit) (USD $)	12 Months Ended								99 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2013
Issuance of restricted common stock at $0.001 per share for cash in February and June 2006								$ 4,000
Stock-based compensation expense	87,428	109,197	31,238	28,770	20,834	10,866	2,522	360
Comprehensive and net loss	(4,316,779)	(4,960,019)	(5,001,782)	(5,414,535)	(5,684,452)	(3,145,042)	(884,971)	(497,345)
Balances at December 31	(7,307,623)	(3,078,272)	(6,710,944)	(1,740,093)	(349,091)	(618,346)	2,515,830	(492,985)	(7,307,623)
Issuance of Series convertible preferred stock		8,474,159		3,994,763	1,429,919		3,891,264
Repurchase of common stock					(565)				565
Exercise of stock options		9,335	9		19,343
Repurchase of restricted stock options in September 2011			(316)
Series A Preferred Stock [Member] | Series A Preferred Stock [Member]
Balances at December 31	23,863	23,863	23,863	23,863	17,216	7,380	7,380		23,863
Balances at December 31 (in Shares)	23,863,302	23,863,302	23,863,302	23,863,302	17,216,184	7,380,119	7,380,119		23,863,302
Issuance of Series convertible preferred stock				6,647	2,459		7,380
Issuance of Series convertible preferred stock (in Shares)				6,647,118	2,459,017		7,380,119
Series B Preferred Stock [Member] | Series B Preferred Stock [Member]
Balances at December 31	171,199	171,199							171,199
Balances at December 31 (in Shares)	171,199,348	171,199,348							171,199,348
Issuance of Series convertible preferred stock		171,199
Issuance of Series convertible preferred stock (in Shares)		171,199,348
Common Stock [Member]
Issuance of restricted common stock at $0.001 per share for cash in February and June 2006								4,000
Issuance of restricted common stock at $0.001 per share for cash in February and June 2006 (in Shares)								4,000,000
Stock-based compensation expense		755
Stock-based compensation expense (in Shares)		754,635
Balances at December 31	6,556	6,556	3,934	3,930	3,757	4,000	4,000	4,000	6,556
Balances at December 31 (in Shares)	6,555,305	6,555,305	3,933,767	3,930,017	3,756,562	4,000,000	4,000,000	4,000,000	6,555,305
Repurchase of common stock					(565)
Repurchase of common stock (in Shares)					(565,833)
Exercise of stock options		1,867	9	173	322
Exercise of stock options (in Shares)		1,866,903	9,000	173,455	322,395
Repurchase of restricted stock options in September 2011			(5)
Repurchase of restricted stock options in September 2011 (in Shares)			(5,250)
Additional Paid-in Capital [Member]
Stock-based compensation expense	87,428	108,442	31,238	28,770	20,834	10,866	2,522	360
Balances at December 31	22,395,684	22,308,256	13,889,386	13,858,459	9,841,746	3,897,632	3,886,766	360	22,395,684
Issuance of Series convertible preferred stock		8,302,960		3,988,116	1,427,460		3,883,884
Exercise of stock options		7,468		(173)	19,021
Repurchase of restricted stock options in September 2011			(311)
Accumulated Deficit during Development Stage [Member]
Comprehensive and net loss	(4,316,779)	(4,960,019)	(5,001,782)	(5,414,535)	(5,684,452)	(3,145,042)	(884,971)	(497,345)
Balances at December 31	$ (29,904,925)	$ (25,588,146)	$ (20,628,127)	$ (15,626,345)	$ (10,211,810)	$ (4,527,358)	$ (1,382,316)	$ (497,345)	$ (29,904,925)